SCHEDULE OF NOTES PAYABLE TO NON-RELATED PARTIES (Details) (Parenthetical) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Loan One [Member]
Short-term Debt [Line Items]
Monthly payment		$ 2,710	$ 2,710
Debt interest rate	12.00%
Debt Instrument, Collateral	a tour bus	a tour bus
Sale Leaseback Transaction, Historical Cost	$ 2,710
Convertible Debenture One [Member]
Short-term Debt [Line Items]
Debt interest rate	12.00%	12.00%	12.00%